Notes Analysis of Income and Expense - Summary of Breakdown of Plan Allocations (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	€ 2,449	€ 1,769	€ 1,178
Employees [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	1,142	685	421
Executives [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	865	784	719
Directors [member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	442	301	37
AGA Plan [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	1,371	1,000	151
AGA Plan [Member] | Employees [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	727	433	71
AGA Plan [Member] | Executives [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	644	567	80
AGA Plan [Member] | Directors [member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		0	0
AGA Plan [Member] | Free Shares Grant In October2016
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	219	533	151
AGA Plan [Member] | Free Shares Grant In October2016 | Employees [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	103	250	71
AGA Plan [Member] | Free Shares Grant In October2016 | Executives [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	116	283	80
AGA Plan [Member] | Free Shares Grant In January2017
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	31	92
AGA Plan [Member] | Free Shares Grant In January2017 | Executives [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	31	92
AGA Plan [Member] | Free Shares Grant In June2017
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	483	348
AGA Plan [Member] | Free Shares Grant In June2017 | Employees [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	222	156
AGA Plan [Member] | Free Shares Grant In June2017 | Executives [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	262	192
AGA Plan [Member] | Free Shares Grant In October2017
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	99	27
AGA Plan [Member] | Free Shares Grant In October2017 | Employees [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	99	27
AGA Plan [Member] | Free Shares Grant In January2018
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	538
AGA Plan [Member] | Free Shares Grant In January2018 | Employees [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	303
AGA Plan [Member] | Free Shares Grant In January2018 | Executives [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	235
BSA plan [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	442	350	224
BSA plan [Member] | Employees [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		0	0
BSA plan [Member] | Executives [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		50	187
BSA plan [Member] | Directors [member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	442	301	37
BSA plan [Member] | Free Shares Grant In October2016
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	71	126	37
BSA plan [Member] | Free Shares Grant In October2016 | Directors [member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	71	126	37
BSA plan [Member] | Free Shares Grant In June2015
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		50	187
BSA plan [Member] | Free Shares Grant In June2015 | Executives [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		50	187
BSA plan [Member] | Free Shares Grant In January2017
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	16	10
BSA plan [Member] | Free Shares Grant In January2017 | Directors [member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	16	10
BSA plan [Member] | Free Shares Grant In June2017
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	178	165
BSA plan [Member] | Free Shares Grant In June2017 | Directors [member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	178	165
BSA plan [Member] | Free Shares Grant In January2018
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	177
BSA plan [Member] | Free Shares Grant In January2018 | Directors [member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	177
BSPCE plan [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		196	780
BSPCE plan [Member] | Employees [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		94	339
BSPCE plan [Member] | Executives [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		102	441
BSPCE plan [Member] | Directors [member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		0	0
BSPCE plan [Member] | Free Shares Grant In January2014
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		7	21
BSPCE plan [Member] | Free Shares Grant In January2014 | Executives [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		7	21
BSPCE plan [Member] | Free Shares Grant In September2015
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		51	261
BSPCE plan [Member] | Free Shares Grant In September2015 | Executives [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		51	261
BSPCE plan [Member] | Free Shares Grant In May2016
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		138	498
BSPCE plan [Member] | Free Shares Grant In May2016 | Employees [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		94	339
BSPCE plan [Member] | Free Shares Grant In May2016 | Executives [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		44	159
SO [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	636	223	22
SO [Member] | Employees [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	416	158	11
SO [Member] | Executives [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	220	65	11
SO [Member] | Directors [member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		0	0
SO [Member] | Free Shares Grant In October2016
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	73	90	22
SO [Member] | Free Shares Grant In October2016 | Employees [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	37	45	11
SO [Member] | Free Shares Grant In October2016 | Executives [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	36	44	€ 11
SO [Member] | Free Shares Grant In May2016
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	137
SO [Member] | Free Shares Grant In May2016 | Employees [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	96
SO [Member] | Free Shares Grant In May2016 | Executives [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	41
SO [Member] | Free Shares Grant In January2017
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	6	46
SO [Member] | Free Shares Grant In January2017 | Employees [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	6	46
SO [Member] | Free Shares Grant In June2017
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		65
SO [Member] | Free Shares Grant In June2017 | Employees [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		44
SO [Member] | Free Shares Grant In June2017 | Executives [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)		21
SO [Member] | Free Shares Grant In October2017
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	92	23
SO [Member] | Free Shares Grant In October2017 | Employees [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	92	€ 23
SO [Member] | Free Shares Grant In January2018
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	317
SO [Member] | Free Shares Grant In January2018 | Employees [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	185
SO [Member] | Free Shares Grant In January2018 | Executives [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	132
SO [Member] | Free Shares Grant In September2018
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	11
SO [Member] | Free Shares Grant In September2018 | Executives [Member]
Disclosure of Fair Value of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	€ 11